Stockholders’ Equity (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 09, 2022	Apr. 19, 2022	Apr. 19, 2022	Apr. 14, 2022	Apr. 13, 2022	Mar. 22, 2022	Apr. 30, 2022	Jan. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 21, 2022	Apr. 18, 2019	Dec. 11, 2017
Subsidiary, Sale of Stock [Line Items]
Common stock, share authorized						100,000,000			100,000,000					100,000,000		100,000,000	100,000,000	50,000,000	50,000,000	20,000,000
Common stock, par value									$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized						1,000,000			1,000,000					1,000,000		1,000,000	1,000,000	10,000	10,000
Preferred stock, par value						$ 0.0001			$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common stock subscription receivable																$ (32,500)
Issuance of common stock, shares												$ 400,000	$ 100,000			500,000
Common stock issued for services, shares														35,000
Common stock issued for services, value										$ 60,551	$ 20,000			$ 60,551		$ 20,000
Conversion of stock, description						Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation
Warrants exercise price	$ 5.32															$ 4.38
Net proceeds from ipo														14,202,975
Warrant remeasurement liability														3,018,750
Fair value adjustment of warrants														$ 228,655
Volatility														93.47%
Risk free interest rate														2.77%
Dividend rate														0.00%		0.00%	0.00%
Note Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services, shares														235,295
Fair value adjustment of warrants		$ 496,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of warrants								71,429				57,143	14,286			71,429	669,286
Shares issued, price per share																	$ 5.12
Issuance of common stock, shares								$ 500,000				$ 6	$ 1			$ 7	$ 3,425,000
Issuance of common stock for acquisition, shares								28,571			28,571					71,429
Common stock issued for services, shares								2,857		35,000	2,857					2,857
Common stock issued for services, value										$ 4
Initial public offering										3,750,000
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares												$ 399,994	$ 99,999			499,993
Common stock issued for services, value								$ 20,000		$ 60,547	$ 20,000					$ 20,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Initial public offering					3,750,000
Warrants exercise price					$ 4.25
Warrants exercise price term					5 years
Warrants received					1,125,000
Fair value adjustment of warrants									$ (618,413)					$ 2,760,000
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of warrants																487,204
Shares issued, price per share																$ 7.00
Proceeds from issuance of private placement																$ 3,377,929
Common stock subscription receivable																$ 32,500
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants received									187,500					187,500
Net proceeds from ipo		$ 14,200,000		$ 14,200,000
Warrant remeasurement liability														$ 5,778,750
Warrants cost									$ 11,250					$ 11,250
Trading Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of warrants							7,500,000
OverAllotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of warrants							1,125,000
Note Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of warrants			235,295
Warrants exercise price														$ 4.25
Fair value adjustment of warrants									$ 16,870					$ 75,295
Issuance of liability														$ 157,647
Note Warrant [Member] | Note Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price														$ 4.25
Fair value adjustment of warrants														$ 502,648